INCOME TAXES - Schedule of Deferred Tax Asset (Details) - USD ($)	Jan. 31, 2018	Jan. 31, 2017
Deferred tax asset attributable to:
Net operating loss carryover	$ 292,669	$ 67,250
Less: valuation allowance	$ (292,669)	$ (67,250)